Stockholders' equity (Tables)	12 Months Ended
Mar. 31, 2024
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Summary of classes of share capital
The following table shows the changes in the number of shares of common stock issued and outstanding during the fiscal years ended March 31, 2022, 2023 and 2024. All of the shares of common stock of Sony Group Corporation are issued with no par value, and the issued stock was fully paid.

	Number of shares
	Fiscal year ended March 31
	2022	2023	2024
Balance at beginning of the fiscal year	1,261,058,781	1,261,081,781	1,261,081,781

Issuance of new shares	23,000	—	150,108

Balance at end of the fiscal year	1,261,081,781	1,261,081,781	1,261,231,889

Summary of dividends
Dividends whose record date falls in the fiscal years ended March 31, 2023 and 2024, and whose effective date falls in the subsequent period are as follows:

(Resolution)	Type of shares	Total amount of dividends (Yen in millions)	Source of dividends	Dividends per share (Yen)	Record date	Effective date
Board of Directors April 28, 2023	Common stock	49,380	Retained earnings	40.00	March 31, 2023	June 5, 2023
Board of Directors May 14, 2024	Common stock	54,965	Retained earnings	45.00	March 31, 2024	June 10, 2024

Summary Of Changes In Accumulated Other Comprehensive Income By Item Explanatory
Changes in accumulated other comprehensive income, net of tax, by component for the fiscal years ended March 31, 2022, 2023 and 2024 are as follows:

	Yen in millions
	Balance at April 1, 2021	Other comprehensive income attributable to Sony Group Corporation’s stockholders	Transfer to retained earnings	Balance at March 31, 2022
Changes in equity instruments measured at fair value through other comprehensive income	139,622	(106,426)	(5,784)	27,412
Changes in debt instruments measured at fair value through other comprehensive income	1,264,737	(416,904)	—	847,833
Cash flow hedges	1,299	4,735	—	6,034
Remeasurement of defined benefit pension plans	—	33,641	(33,641)	—
Exchange differences on translating foreign operations	113,901	223,777	—	337,678
Insurance finance income (expenses)	(88)	599	—	511
Share of other comprehensive income of investments accounted for using the equity method	786	2,078	—	2,864

Total	1,520,257	(258,500)	(39,425)	1,222,332

	Yen in millions
	Balance at April 1, 2022	Cumulative effects of the application of new accounting standards	Restated balance at April 1, 2022	Restated other comprehensive income attributable to Sony Group Corporation’s stockholders	Transfer to retained earnings	Restated balance at March 31, 2023
Changes in equity instruments measured at fair value through other comprehensive income	27,412	—	27,412	(36,862)	298	(9,152)
Changes in debt instruments measured at fair value through other comprehensive income	847,833	11,204	859,037	(819,192)	—	39,845
Cash flow hedges	6,034	—	6,034	12,379	—	18,413
Remeasurement of defined benefit pension plans	—	—	—	18,891	(18,891)	—
Exchange differences on translating foreign operations	337,678	—	337,678	175,525	—	513,203
Insurance finance income (expenses)	511	(1,911,861)	(1,911,350)	727,716	—	(1,183,634)
Share of other comprehensive income of investments accounted for using the equity method	2,864	—	2,864	3,699	—	6,563
Other	—	336	336	(144)	—	192

Total	1,222,332	(1,900,321)	(677,989)	82,012	(18,593)	(614,570)

	Yen in millions
	Balance at April 1, 2023	Other comprehensive income attributable to Sony Group Corporation’s stockholders	Transfer to retained earnings	Balance at March 31, 2024

Changes in equity instruments measured at fair value through other comprehensive income	(9,152)	(53,814)	(12,326)	(75,292)
Changes in debt instruments measured at fair value through other comprehensive income	39,845	(704,636)	—	(664,791)
Cash flow hedges	18,413	1,352	—	19,765
Remeasurement of defined benefit pension plans	—	25,875	(25,875)	—
Exchange differences on translating foreign operations	513,203	439,490	—	952,693
Insurance finance income (expenses)	(1,183,634)	563,396	—	(620,238)
Share of other comprehensive income of investments accounted for using the equity method	6,563	5,348	(20)	11,891
Other	192	(283)	—	(91)

Total	(614,570)	276,728	(38,221)	(376,063)

Summary of analysis of other comprehensive income by item
Each component of other comprehensive income and the related tax effect including noncontrolling interests for the fiscal years ended March 31, 2022, 2023 and 2024 are as follows:

	Yen in millions
	Fiscal year ended March 31
Comprehensive income components	2022	2023 Restated	2024

Items that will not be reclassified to profit or loss
Changes in equity instruments measured at fair value through other comprehensive income
Amount incurred during the year	(139,511)	(45,708)	(70,838)

Total before tax	(139,511)	(45,708)	(70,838)
Tax expense or (benefit)	33,085	8,846	17,024

Net of tax	(106,426)	(36,862)	(53,814)
Remeasurement of defined benefit pension plans
Amount incurred during the year	43,134	27,136	37,225

Total before tax	43,134	27,136	37,225
Tax expense or (benefit)	(9,493)	(8,245)	(11,350)

Net of tax	33,641	18,891	25,875
Share of other comprehensive income of investments accounted for using the equity method
Amount incurred during the year	869	197	704

Total before tax	869	197	704
Tax expense or (benefit)	(292)	(52)	(91)

Net of tax	577	145	613

Total	(72,208)	(17,826)	(27,326)

	Yen in millions
	Fiscal year ended March 31
Comprehensive income components	2022	2023 Restated	2024
Items that may be reclassified subsequently to profit or loss
Changes in debt instruments measured at fair value through other comprehensive income
Amount incurred during the year	(572,692)	(1,132,497)	(973,877)
Reclassification to profit or loss	(6,408)	(5,300)	(4,713)

Total before tax	(579,100)	(1,137,797)	(978,590)
Tax expense or (benefit)	162,196	318,605	273,954

Net of tax	(416,904)	(819,192)	(704,636)
Cash flow hedges
Amount incurred during the year	(7,703)	(12,975)	(15,032)
Reclassification to profit or loss	14,529	30,813	16,982

Total before tax	6,826	17,838	1,950
Tax expense or (benefit)	(2,091)	(5,459)	(598)

Net of tax	4,735	12,379	1,352
Insurance finance income (expenses)
Amount incurred during the year	807	1,010,717	782,495
Reclassification to profit or loss	(10)	—	—

Total before tax	797	1,010,717	782,495
Tax expense or (benefit)	(198)	(283,001)	(219,099)

Net of tax	599	727,716	563,396
Exchange differences on translating foreign operations
Amount incurred during the year	227,017	177,645	441,943
Reclassification to profit or loss	(742)	630	463

Total before tax	226,275	178,275	442,406
Tax expense or (benefit)	—	—	—

Net of tax	226,275	178,275	442,406
Share of other comprehensive income of investments accounted for using the equity method
Amount incurred during the year	1,501	3,554	4,735
Reclassification to profit or loss	—	—	—

Total before tax	1,501	3,554	4,735
Tax expense or (benefit)	—	—	—

Net of tax	1,501	3,554	4,735
Other
Amount incurred during the year	—	(200)	(393)
Reclassification to profit or loss	—	—	—

Total before tax	—	(200)	(393)
Tax expense or (benefit)	—	56	110

Net of tax	—	(144)	(283)

Total	(183,794)	102,588	306,970

Total other comprehensive income	(256,002)	84,762	279,644